Cash and Investments - Schedule of Fixed Income Maturity (Details) - Debt securities - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Amortized cost	$ 20,488.5	$ 9,814.3
Fair value	$ 20,561.5	$ 10,290.8
Effective interest rate	3.50%	4.00%
Due in 1 year or less
Investment [Line Items]
Amortized cost	$ 9,610.5	$ 3,383.9
Fair value	9,606.5	3,537.6
Due after 1 year through 5 years
Investment [Line Items]
Amortized cost	9,112.7	3,540.7
Fair value	9,174.4	3,720.2
Due after 5 years through 10 years
Investment [Line Items]
Amortized cost	808.4	1,017.6
Fair value	802.7	1,054.3
Due after 10 years
Investment [Line Items]
Amortized cost	956.9	1,872.1
Fair value	$ 977.9	$ 1,978.7